Capital Structure	12 Months Ended
Dec. 31, 2014
Capital Structure [Abstract]
Capital Structure

12.Capital Structure

(a)Common Stock:

Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A common shares and 5,000,000 Class B common shares.

Each holder of Class A common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A common shares are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A common shareholders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A common shares do not have conversion, redemption or pre-emptive rights.

On December 24, 2012, the Company entered into an agreement to sell 4,901,961 newly-issued Class A common shares to Innovation Holdings, an entity beneficially owned by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, for a total consideration of $10,000,000. The transaction closed on December 24, 2012. In addition, Innovation Holding also received customary registration rights in respect of the common shares it received in the private placement. The documentation entered into in connection with the private placement was approved by the independent member of the Company’s Board of Directors.

Effective February 15, 2013, 98,039 Class A common shares, representing the 2.0% of the 4,901,961 newly-issued Class A common shares sold to Innovation Holdings discussed above, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, was $335,784, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013.

On September 27, 2013, the Company completed a public offering of 6,000,000 of its Class A common shares at $5.75 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 782,609 additional common shares. The net proceeds from the offering, which amounted to $31,881,984, net of underwriting discounts and commissions of $2,070,000 and other offering expenses of $548,016, would be used to fund the initial deposits and other costs associated with the purchase of two Ultramax newbuilding drybulk carriers, the Hull numbers DY152 and DY153, as discussed in Note 5, and general corporate purposes. In connection with the offering, effective September 27, 2013, 120,000 Class A common shares, representing the 2.0% of the 6,000,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on September 27, 2013, was $714,000, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013.

On February 18, 2014, the Company completed a public offering of 6,785,000 of its Class A common shares at $6.25 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 885,000 additional common shares. The net proceeds from the offering amounted to $39,741,152, net of underwriting discounts and commissions and other offering expenses payable by the Company. In connection with the offering, effective February 18, 2014, 135,700 Class A common shares, representing the 2.0% of the 6,785,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 18, 2014, was $880,015, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

On May 12, 2014, the Company’s Board of Directors authorized a share buyback program of up to $10,000,000 for a period of twelve months. The Company expects to repurchase these shares in the open market, at times and prices that are considered to be appropriate by the Company, but is not obligated under the terms of the program to repurchase any shares. Pursuant to the share buyback program, as of December 31, 2014, the Company had purchased and cancelled 30,000 of its common shares at an average price of $5.6820 per share.

As of December 31, 2013 and 2014, the Company had a total of 17,669,442 and 24,809,142 Class A common shares outstanding, respectively, and no other class of shares outstanding.

(b)Preferred Stock:

Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2013 and 2014.